Organisation and Principal Activities - Joint Venture (Detail) ¥ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of joint ventures [line items]
Nominal value of ordinary shares issued and paid-up/registered capital | ¥		¥ 43,081	¥ 43,081
BC ENERGY INVESTMENTS CORP. [member]
Disclosure of joint ventures [line items]
Name of entity	BC ENERGY INVESTMENTS CORP.
Place of establishment	British Virgin Islands
Nominal value of ordinary shares issued and paid-up/registered capital | $	$ 102,325,582
Percentage of equity attributable to the Group	50.00%
Principal activities	Investment holding